Debt securities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Debt Instruments [Abstract]
Disclosure of detailed information about debt instruments explanatory
The detail, by classification, type and currency, of Debt securities in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Classification
Financial assets held for trading	82,646	62,124	41,403
Non-trading financial assets mandatorily at fair value through profit or loss	447	860	1,134
Financial assets designated at fair value through profit or loss	2,897	3,095	2,542
Financial assets designated at fair value through other comprehensive income	76,558	73,565	75,083
Financial assets at amortised cost	120,949	103,559	73,554
	283,497	243,203	193,716
Type
Spanish government debt securities	56,919	40,321	26,876
Foreign government debt securities	164,747	145,732	121,018
Issued by financial institutions	16,776	14,681	10,176
Other fixed-income securities	44,703	42,294	35,468
Impaired financial assets	701	461	404
Impairment losses	(349)	(286)	(226)
	283,497	243,203	193,716
Currency
Euro	118,456	90,857	63,903
Pound sterling	15,630	9,284	6,732
US dollar	48,189	38,161	37,749
Brazilian real	44,432	46,190	35,841
Other currencies	57,139	58,997	49,717
Debt securities excluding impairment adjustments	283,846	243,489	193,942
Impairment losses	(349)	(286)	(226)
	283,497	243,203	193,716

Schedule of debt instruments by origin of issuer
The breakdown, by origin of the issuer, of debt securities at 31 December 2024, 2023 and 2022, net of impairment losses, is as follows:

EUR million
	2024				2023				2022
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	1,901	56,919	58,820	20.75%	2,525	40,321	42,846	17.62%	1,015	26,876	27,891	14.40%
United Kingdom	3,077	9,903	12,980	4.58%	2,816	4,748	7,564	3.11%	2,545	3,013	5,558	2.87%
Portugal	3,224	5,138	8,362	2.95%	2,826	4,815	7,641	3.14%	2,572	3,603	6,175	3.19%
Italy	3,072	22,954	26,026	9.18%	2,968	12,945	15,913	6.54%	1,948	8,329	10,277	5.31%
Ireland	4,557	14	4,571	1.61%	5,632	11	5,643	2.32%	6,141	11	6,152	3.18%
Poland	2,472	15,224	17,696	6.24%	2,937	12,482	15,419	6.34%	2,830	9,443	12,273	6.34%
Other European countries	11,593	12,702	24,295	8.57%	9,797	15,495	25,292	10.40%	8,161	9,655	17,816	9.20%
United States	12,475	27,811	40,286	14.21%	8,959	22,992	31,951	13.14%	8,950	22,318	31,268	16.14%
Brazil	12,738	32,645	45,383	16.01%	13,551	32,342	45,893	18.87%	9,201	28,191	37,392	19.30%
Mexico	2,190	20,822	23,012	8.12%	1,969	20,738	22,707	9.34%	481	17,578	18,059	9.32%
Chile	96	6,982	7,078	2.50%	49	11,995	12,044	4.95%	28	10,009	10,037	5.18%
Other American countries	3,336	4,502	7,838	2.76%	2,315	2,546	4,861	2.00%	1,560	5,960	7,520	3.88%
Rest of the world	1,100	6,050	7,150	2.52%	806	4,623	5,429	2.23%	390	2,908	3,298	1.70%
	61,831	221,666	283,497	100%	57,150	186,053	243,203	100%	45,822	147,894	193,716	100%

Disclosure of debt instruments by issuer rating
The detail, by issuer rating, of Debt securities at 31 December 2024, 2023 and 2022 is as follows:

EUR million
	2024				2023				2022
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	16,889	6,440	23,329	8.23%	15,152	7,887	23,039	9.47%	13,481	5,494	18,975	9.80%
AA	16,972	47,254	64,226	22.65%	15,142	36,704	51,846	21.32%	9,542	30,502	40,044	20.67%
A	10,056	87,814	97,870	34.53%	11,175	68,112	79,287	32.60%	10,058	48,341	58,399	30.15%
BBB	8,900	44,483	53,383	18.83%	7,749	39,173	46,922	19.29%	5,181	29,900	35,081	18.11%
Below BBB	5,543	35,675	41,218	14.54%	4,654	34,177	38,831	15.97%	2,974	33,657	36,631	18.91%
Unrated	3,471	—	3,471	1.22%	3,278	—	3,278	1.35%	4,586	—	4,586	2.37%
	61,831	221,666	283,497	100%	57,150	186,053	243,203	100%	45,822	147,894	193,716	100%

Schedule of breakdown by type of instrument
The detail, by type of financial instrument, of private fixed-income securities at 31 December 2024, 2023 and 2022, net of impairment losses, is as follows:

EUR million
	2024	2023	2022
Securitised mortgage bonds	10,709	9,310	9,222
Other asset-backed bonds	11,624	10,243	7,120
Floating rate debt	17,323	15,376	12,397
Fixed rate debt	22,175	22,221	17,083
Total	61,831	57,150	45,822

Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2024	2023	2022
Balance at beginning of year	286	226	215
Net impairment losses for the yearA	226	24	16
Of which:
Impairment losses charged to income	234	36	30
Impairment losses reversed with a credit to income	(8)	(12)	(14)
Assets written off	(131)	0	0
Exchange differences and other items	(32)	36	(5)
Balance at end of year	349	286	226
Of which:
By geographical location of risk:
European Union	23	22	26
America	326	264	200
A.Of the EUR 226 million corresponding to net provisions for the year ended 31 December 2024 (EUR 24 million and EUR 16 million at 31 December 2023 and 2022, respectively), EUR 227 million relates to financial assets at amortized cost (EUR 23 million and EUR 17 million at 31 December 2023 and 2022, respectively) and EUR -1 million relates to financial assets designated at fair value through other comprehensive income (EUR 1 million and EUR -1 million at 31 December 2023 and 2022, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2024, 2023 and 2022:

2024
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,596	4,954	14,238	22,788
Transfers
To stage 2 from stage 1	(626)	2,676		2,050
To stage 3 from stage 1	(385)		4,548	4,163
To stage 3 from stage 2		(1,591)	3,444	1,853
To stage 1 from stage 2	109	(725)		(616)
To stage 2 from stage 3		278	(693)	(415)
To stage 1 from stage 3	23		(156)	(133)
Net changes of the exposure and modifications in the credit risk	755	(704)	6,655	6,706
Write-offs	—	—	(13,212)	(13,212)
FX and other movements	(179)	(144)	(736)	(1,059)
Loss allowance at the end of the year	3,293	4,744	14,088	22,125

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684
The changes in gross property development loans to customers were as follows:

EUR million
	2024	2023	2022
Balance at beginning of year	2,433	2,327	2,625
Foreclosed assets	—	(1)	—
Net variation	112	115	(295)
Written-off assets	—	(8)	(3)
Balance at end of year	2,545	2,433	2,327
The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2024	2023	2022
Gross additions	0.1	0.3	0.2
Disposals	(0.8)	(1.2)	(1.3)
Difference	(0.7)	(0.9)	(1.1)